Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Due to related party	$ 459,999	$ 485,261
Management fees	78,141	$ 34,211
Revenues earned from related party entity	$ 100,000